Convertible Notes Receivable - Schedule of Company's Convertible Note Receivable (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Convertible notes receivable [line items]
Beginning balance		$ 21,066		$ 21,856
Fair value gain (loss) reflected in net earnings		3,267		2,477
Ending balance		24,333		24,333
Gold X
Convertible notes receivable [line items]
Beginning balance		10,230		10,019
Fair value gain (loss) reflected in net earnings		3,267		3,478
Ending balance		13,497		13,497
Convertible note receivable [member] | Kutcho [member]
Convertible notes receivable [line items]
Beginning balance	$ 12,591	10,836	$ 11,353	11,837
Fair value gain (loss) reflected in net earnings	3,388		4,626	(1,001)
Ending balance	$ 15,979	$ 10,836	$ 15,979	$ 10,836